SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION
NOTE 13:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2019	2018

Governmental authorities	$8,388	$6,264
Prepaid expenses	6,060	6,612
Deferred charges	2,868	9,446
Advance payments to suppliers	3,912	2,651
Other	1,779	1,049

	$23,007	$26,022

b.	Other current liabilities:

Payroll and related employee accruals	$11,500	$13,229
Derivative instruments	-	320
Governmental authorities	651	506
Other	110	533

	$12,261	$14,588

 c.        Long-term loans:

		Interest rate for			December 31,
	Linkage	2019	2018	Maturity	2019	2018
		%

Loans from banks:
(a)	U.S. dollars	4.77	4.77	2021	$8,000	$12,000
(b)	Euro	EURIBOR +2.75	EURIBOR +2.75	2020	96	556

					8,096	12,556
Less - current maturities					4,096	4,458

					$4,000	$8,098

(a)
The Company entered into a loan agreement with an Israeli bank secured by a floating charge on the assets of the Company, and which is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2019 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

Long-term debt maturities for loans after December 31, 2019, are as follows:

Year ending December 31,

2021	4,000

$4,000

Interest expenses on the long-term loans amounted to $395, $614 and $822 for the years ended December 31, 2019, 2018 and 2017, respectively.

d.	Other long-term liabilities:

	December 31,
	2019	2018

Long-term deferred taxes	$25	$580
Other	83	-

	$108	$580